FLOW-THROUGH SHARE PREMIUM LIABILITY (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Statement [Line Items]
Liability incurred for flow-through shares issued August 26, 2022	$ 1,181
Settlement of flow-through share premium liability upon incurring eligible expenditures	(309)
Liability incurred for flow-through shares issued September 2, 2022	170
Ending balance	1,042
Beginning balance	0
August 26, 2022 [Member]
Statement [Line Items]
Liability incurred for flow-through shares issued August 26, 2022	1,181
Settlement of flow-through share premium liability upon incurring eligible expenditures	(309)
Liability incurred for flow-through shares issued September 2, 2022	0
Ending balance	872
Beginning balance	0
September 2, 2022 [Member]
Statement [Line Items]
Liability incurred for flow-through shares issued August 26, 2022	170
Settlement of flow-through share premium liability upon incurring eligible expenditures	0
Liability incurred for flow-through shares issued September 2, 2022	0
Ending balance	170
Beginning balance	$ 0